Goodwill and Other Intangible Assets - Scheduled Amortization Charges for Intangible Assets (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 38,481
2019	34,351
2020	31,103
2021	28,635
2022	$ 25,479